Significant related party transactions	6 Months Ended
Jun. 30, 2026
Significant related party transactions [Abstract]
Significant related party transactions
Note 10: Significant related party transactions

In addition to the related party information disclosed elsewhere in the Interim Financial Information, the following significant transactions took place between the Group and related parties during the financial period on commercial terms agreed by the parties:

	For the 3 months ended 30 June 2026 USD’000	For the 3 months ended 30 June 2025 USD’000	For the 6 months ended 30 June 2026 USD’000	For the 6 months ended 30 June 2025 USD’000
Purchase of services
Support service fees paid/payable to related corporations	1,878	1,873	3,856	3,744
Rental paid/payable to a related corporation	246	231	494	454

Rendering of services
Management fees received/receivable from related corporations	15	–	78	–

Other transactions with related corporations
Services paid on behalf of/settled on behalf by related corporations	17,240	18,594	35,115	37,582

Purchase and rendering of services to joint venture
Support service fees paid/payable to joint venture	1,170	–	1,170	–
Management fees received/receivable from joint venture	1,430	810	2,873	1,621
Management fees paid/payable to joint venture	1,001	203	1,529	203

Other transactions with joint venture
Interest income received/receivable from joint venture	643	882	1,258	1,720
Services paid on behalf of/settled on behalf by joint venture	(4,147)	(1,928)	(8,968)	(3,814)

Pool arrangements
Revenue distributable/distributed to joint venture	22,017	15,063	43,705	29,175